CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)		2 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended
		Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net Loss		$ (1,000)	$ (1,686)	$ (550,398)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account		0		(6,681)
Changes in operating assets and liabilities
Accrued expenses and other liabilities			1,450
Prepaid expenses		0		(43,250)
Accounts payable and accrued expenses		0		243,118
Net cash used in operating activities		(1,000)	(236)	(357,211)		$ 5,774	$ 6,217
Cash Flows from Investing Activities:
Investment of cash into Trust Account		0		(57,500,000)
Net cash used in investing activities		0		(57,500,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		0		56,350,000
Proceeds from sale of Private Units		0	1,850,000	2,000,000
Repayment of promissory note — related party		0		(61,894)
Proceeds from issuance of common stock to the Sponsor			25,000
Proceeds from promissory note — related party			61,894
Payment of offering costs		0	(61,894)	(207,199)
Net cash provided by financing activities		0	25,000	58,080,907
Net Change in Cash		0	24,764	223,696
Cash — Beginning		0	0	24,764
Cash — Ending		0	24,764	248,460	$ 0	24,764
Non-cash investing and financing activities:
Issuance of Representative Shares		0	25,000 [1]	1,700,000
Initial classification of common stock subject to possible redemption		0		57,500,000
Deferred underwriting fee payable		0		2,012,500
BETTER THERAPEUTICS OPCO
Cash Flows from Operating Activities:
Net Loss				(26,441,000)	(4,636,000)	(6,387,000)	(5,784,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation						75,000	72,000
Depreciation and amortization				1,068,000	60,000
Change in fair value of SAFEs				8,779,000	(338,000)	(189,000)	0
Loss of write-off of property and equipment					36,000	36,000	0
Share-based compensation expense				85,000	192,000	233,000	84,000
Deferred income taxes				(152,000)	71,000	152,000	0
Gain on loan forgiveness				(647,000)
Changes in operating assets and liabilities
Prepaid expenses and other assets				(1,972,000)	16,000	54,000	(532,000)
Accounts payable				2,843,000	307,000	181,000	(68,000)
Accrued expenses and other liabilities				1,470,000	59,000	71,000	11,000
Net cash used in operating activities				(14,967,000)	(4,233,000)	(5,774,000)	(6,217,000)
Cash Flows from Investing Activities:
Purchase of property and equipment				(18,000)	(16,000)	(17,000)	(50,000)
Capitalized internal-use software costs				(581,000)	(1,715,000)	(2,288,000)	(2,686,000)
Net cash used in investing activities				(599,000)	(1,731,000)	(2,305,000)	(2,736,000)
Cash Flows from Financing Activities:
Proceeds from payroll protection program note					640,000	640,000	0
Proceeds from issuance of convertible notes						3,650,000	5,000,000
Proceeds from issuance of SAFE notes				18,675,000	1,525,000	3,155,000	0
Proceeds from issuance of Series A Preferred Units						0	3,700,000
Proceeds from issuance of common stock to the Sponsor					3,650,000
Net cash provided by financing activities				18,675,000	5,815,000	7,445,000	8,700,000
Net Change in Cash				3,109,000	(149,000)	(634,000)	(253,000)
Cash — Beginning				123,000	757,000	757,000	1,010,000
Cash — Ending		$ 608,000	$ 123,000	3,232,000	608,000	123,000	757,000
Supplemental disclosures of cash flow information:
Cash paid for interest				0	0
Cash paid for taxes				0	0
Conversion of convertible notes to Series A Preferred Units						0	0
Conversion of convertible notes to SAFE notes				8,774,000	0	8,774,000	0
Conversion of common units to common stock	[2]					0	0
Conversion of profits interest units to restricted stock	[2]					0	0
Series Seed Convertible Preferred Stock | BETTER THERAPEUTICS OPCO
Supplemental disclosures of cash flow information:
Conversion of Series Preferred Stock				2,000,000	0	2,000,000	0
Series A Convertible Preferred Stock | BETTER THERAPEUTICS OPCO
Supplemental disclosures of cash flow information:
Conversion of Series Preferred Stock				$ 22,204,000	$ 0	$ 22,204,000	$ 0

[1]	Included 187,500 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).
[2]	Amounts in 2020 round to zero.